Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive Income (loss)	Total
Balance at Dec. 31, 2022	$ 2,487	$ 1,287	$ 2,365,761	$ 22,658	$ 7,540	$ (4,143)	$ 2,395,590
Balance (in Shares) at Dec. 31, 2022	24,871,433	12,860,877
Reverse recapitalization		$ 292	(472,923)				(472,631)
Reverse recapitalization (in Shares)		2,923,999
Disposal of a subsidiary			472,631				472,631
Capitalization of offering costs pursuant to reverse recapitalization			(3,472,759)				(3,472,759)
Issuance of Class B ordinary shares pursuant to conversion of Series A convertible redeemable preferred shares		$ 58	3,295,723				3,295,781
Issuance of Class B ordinary shares pursuant to conversion of Series A convertible redeemable preferred shares (in Shares)		582,924
Issuance of Class B ordinary shares to a financial advisor (Note 11)		$ 112	(112)
Issuance of Class B ordinary shares to a financial advisor (Note 11) (in Shares)		1,120,000
Repurchase and cancellation of Class B ordinary shares (Note 11)		$ (24)	(432,726)				(432,750)
Repurchase and cancellation of Class B ordinary shares (Note 11) (in Shares)		(240,417)
Appropriation of statutory reserves				135,369	(135,369)
Accretion of convertible redeemable preferred shares					(160,000)		(160,000)
Net income (Loss)					9,750,046		9,750,046
Foreign currency translation adjustments						39,671	39,671
Balance at Dec. 31, 2023	$ 2,487	$ 1,725	1,755,595	158,027	9,462,217	35,528	11,415,579
Balance (in Shares) at Dec. 31, 2023	24,871,433	17,247,383
Issuance of Class B ordinary shares pursuant to conversion of convertible notes		$ 775	2,693,225				2,694,000
Issuance of Class B ordinary shares pursuant to conversion of convertible notes (in Shares)		7,751,939
Issuance of warrants pursuant to conversion of convertible notes			1,306,000				1,306,000
Repurchase and cancellation of Class B ordinary shares (Note 11)		$ (48)	(865,452)				(865,500)
Repurchase and cancellation of Class B ordinary shares (Note 11) (in Shares)		(480,833)
Accretion of convertible redeemable preferred shares
Net income (Loss)					(7,419,412)		(7,419,412)
Foreign currency translation adjustments						(39,452)	(39,452)
Balance at Dec. 31, 2024	$ 2,487	$ 2,452	4,889,368	158,027	2,042,805	(3,924)	7,091,215
Balance (in Shares) at Dec. 31, 2024	24,871,433	24,518,489
Disposal of a subsidiary				(133,630)	133,630	114,951	114,951
Appropriation of statutory reserves				642,177	(642,177)
Accretion of convertible redeemable preferred shares
Net income (Loss)					820,018		820,018
Foreign currency translation adjustments						(253,975)	(253,975)
Balance at Dec. 31, 2025	$ 2,487	$ 2,452	$ 4,889,368	$ 666,574	$ 2,354,276	$ (142,948)	$ 7,772,209
Balance (in Shares) at Dec. 31, 2025	24,871,433	24,518,489